Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Intangible assets, net
Less: Accumulated amortization		¥ (12,818)			¥ (20,882)
Intangible assets, net		49,790		$ 2,554	16,666
Amortization expenses	¥ 11,709	8,383	¥ 1,789
Estimated amortization expenses to the intangible assets for future periods
2021					4,585
2022					340
2023					307
2024					291
2025					291
2026 and thereafter					970
Total		49,790		$ 2,554	16,666
Customer database
Intangible assets, net
Intangible assets, gross		9,697			9,697
Trademark
Intangible assets, net
Intangible assets, gross		162			162
License [Member]
Intangible assets, net
Intangible assets, gross		35,410			9,882
Software copyright [Member]
Intangible assets, net
Intangible assets, gross		14,506			14,898
Customer Relationships [Member]
Intangible assets, net
Intangible assets, gross		2,833			¥ 2,909
Microcredit License [Member]
Intangible assets, net
Impairment loss	¥ 31,765	¥ 0	¥ 0